Debt	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Debt
Note 9. Debt
The following presents the carrying value of the Company’s debt as of the respective period ends:

	December 31, 2022	December 31, 2021
New Senior Term Loan	$150,647	$—
Convertible notes	12,219	97,917
Aicel Convertible Note	1,174	—
PPP loan	251	8,000
First out term loan	—	56,089
Last out term loan	—	52,603
Senior Secured Subordinated Promissory Note	—	78,154
8090 FV Subordinated Promissory Note	—	10,000
Convertible notes — related parties	—	18,295
2021 seller convertible notes	—	9,405
2021 seller term loans	—	5,524

Total gross debt	164,291	335,987
Debt issuance costs	(2,243)	(4,807)

Total	162,048	331,180
Less: Current portion	(68)	(13,567)

Total	$161,980	$317,613

a)    New Senior Term Loan
Concurrently with the Closing, FiscalNote, Inc., a wholly owned indirect subsidiary of FiscalNote Holdings, Inc., entered into a New Senior Term Loan consisting of a fully funded principal amount of $150.0 million and an uncommitted incremental loan facility totaling $100.0 million available upon notice if the Company meets certain financial growth criteria and other customary requirements (the “New Incremental Term Facility”) (collectively the “New Senior Credit Facility”). The annual interest of the New Senior Term Loan consists of two components: a cash interest component of (a) the greater of (i) Prime Rate plus 5.0% per annum or (ii) 9.0% payable monthly in cash, and (b) interest payable in kind component of 1.00% per annum, payable in kind monthly. Beginning on August 15, 2025, 50% of the outstanding principal amount of the Senior Term Loan must be repaid in even amounts on a monthly basis over the remaining 24 months, with the final balance due on July 15, 2027. The New Senior Credit Facility will mature on July 29, 2027, the five-year anniversary of the Closing Date.
The Prime Rate was 7.5% at December 31, 2022. For the year ended December 31, 2022, the Company incurred $6,376 and $647 of cash interest and paid-in-kind
interest, respectively, on the New Senior Term Loan.
Paid-in-kind
interest is reflected as a component of the carrying value of the New Senior Term Loan as the payment of such interest will occur upon the settlement of the New Senior Term Loan.
The Company may prepay the New Senior Term Loan in whole, subject to a 2.0% prepayment fee if prepaid prior to July 30, 2024, 1.0% prepayment fee if prepaid prior to July 30, 2025, and no prepayment fee if prepaid on or after July 30, 2025. The Company must pay certain of the new lenders deferred debt issuance costs of $1,734 at the earlier of prepayment or July 29, 2023. The Company must also pay to the lenders a final payment of $6,375 at the earlier of prepayment or maturity of the New Senior Term Loan. The Company incurred $2,435 of lender fees that were paid out of the net proceeds of the New Senior Term Loan on the Closing Date. The Company also incurred $342 of fees paid to third parties. Capitalized debt issuance costs on the Closing Date totaled $2,777. The Company amortizes debt discounts over the term of the New Senior Term Loans using the effective interest method. The amortization recorded for the year ended December 31, 2022 was $250, and is included within interest expense in the consolidated statements of operations and comprehensive loss. The remaining unamortized debt discount at December 31, 2022 is $2,527, and is reflected net within debt on the consolidated balance sheets.

The New Senior Term Loan is senior to all other debt and has a first priority lien on substantially all of the Company’s assets. The New Senior Term Loan contains customary negative covenants related to borrowing, events of default and covenants, including certain non-financial
covenants and covenants limiting the Company’s ability to dispose of assets, undergo a change in control, merge with or acquire stock, and make investments, in each case subject to certain exceptions. In addition to the negative covenants, there were two financial covenants in place at December 31, 2022 related to a minimum cash balance requirement of $15,000 at all times as well as an annual recurring revenue requirement. Effective with Amendment No. 1 (as further described and defined in Note 19, “Subsequent Events”), and in addition to the existing minimum cash balance requirement and the annual recurring revenue requirement, the Company is also subject to a limitation on capital expenditures and an adjusted EBITDA requirement (both as defined in the New Senior Term Loan, as amended). Upon the occurrence of an event of default, in addition to the lenders being able to declare amounts outstanding under the New Senior Term Loan due and payable the lenders can elect to increase the interest rate by 5.0% per annum.
At December 31, 2022 the Company was in compliance with the minimum cash balance requirement. The average annual recurring revenue requirement is determined in accordance with the New Senior Term Loan as the average of the ending annual recurring revenue for each month end within the applicable quarter. At December 31, 2022 the Company’s average annual recurring revenue calculated pursuant to the terms of the New Senior Term Loan was $109.3 million as compared to a minimum average annual recurring revenue requirement of $110.0 million. On March 17, 2023 the New Senor Term Loan lenders waived their rights upon default retroactive to December 31, 2022.
b)    Aicel Convertible Note
In connection with the Company’s acquisition of Aicel, the Company assumed a convertible note (“Aicel Convertible Note”) issued by Aicel in a private placement to a third-party lender dated July 27, 2022. The Aicel Convertible Note was issued in a principal amount of $1,131, with paid-in-kind
interest at an annual rate of 1%. All principal and accrued and unpaid interest are due on maturity at July 27, 2027. The Aicel Convertible Note provides for no prepayments until maturity without written consent of the lender.
The Aicel Convertible Note can be converted upon the occurrence of certain events, including (i) Aicel initial public offering (“IPO”), (ii) change in control of Aicel (the acquisition of Aicel by FiscalNote did not constitute a change in control as defined in the purchase agreement), or (iii) sale of substantially all of Aicel’s assets (collectively, a “Conversion Event”). The Company has the right to convert the Aicel Convertible Note into shares of common stock issued in an IPO, if (a) the Conversion Event is an IPO and (b) the price per share paid in an IPO is greater than the stipulated initial conversion price. The lender has the right to elect to convert the Aicel Convertible Note into shares of common stock upon the occurrence of a Conversion Event.
At any time after the second anniversary of the Aicel acquisition closing date until the earlier of (a) the Aicel Convertible Note maturity date, or (b) the occurrence of any liquidity event, the lender has the right to require FiscalNote to repurchase the outstanding principal in exchange for FiscalNote common stock. The lender will receive a number of shares of FiscalNote equal to the outstanding principal plus accrued interest divided by the FiscalNote common stock price and rounded to the nearest whole share.
Upon the occurrence of an event of default, in addition to the lenders being able to declare amounts outstanding under the Aicel Convertible Note due and payable the lenders can elect to increase the paid-in-kind
interest rate to 12.0% per annum.
The Aicel Convertible Note was recorded at its acquisition fair value of $1,131. The Company incurred total interest expense related to the Aicel Convertible Note of $5 for the year ended December 31, 2022. The Aicel Convertible Note had a carrying balance of $1,174 as of December 31, 2022
.

c)    Convertible Notes
During the year ended December 31, 2021, the Company received gross proceeds of $59,680 from the issuance of convertible promissory notes (the “2021 Notes” and along with the convertible notes issued in 2019 and 2020, collectively the “Convertible Notes”) in various private placements to accredited investors. Certain of the 2021 Notes contain a beneficial conversion feature (“BCF”) initially valued at $15,252 ($14,561 net of taxes) as of December 31, 2021. This has been recorded as a credit to additional paid-in
capital and resulted in a debt discount to be amortized as additional interest expense over the term of the applicable 2021 Notes.
The Convertible Notes were classified into four distinct groupings with similar terms. The Convertible Notes had maturities between one and five years, earned PIK interest ranging from
6-15%
per annum and were convertible at the option of the holders or upon certain contingent events, including defined future qualified financings, into shares of senior capital stock or the specific capital stock issued in any such contingent events. The holders also had various contingent redemption rights, including upon default and changes in control, and registration rights and are subordinated to defined senior indebtedness.
Certain embedded contingent redemption rights were reflected as derivative liabilities and were accounted for at fair value with changes in fair value reflected in the consolidated statement of operations and comprehensive loss. The discount to the Convertible Notes created by such embedded derivatives was amortized as additional interest expense over the terms of the Convertible Notes.
The issuance costs with respect to the Convertible Notes, which are recorded as a debt discount, were deferred and amortized as additional interest expense over the terms of the Convertible Notes.
The following table details the principal, interest and other amounts associated with the Convertible Notes as described above as of December 31, 2021:

	December 31, 2021
	Principal	Deferred Financing Fees	PIK Interest Accrual	Debt Discount	Amortization of Deferred Financing Fees	Amortization of Deferred Debt Discount	Derivative Liabilities	Total
2019 Notes	$17,320	$(3,454)	$4,639	$(986)	$862	$848	$2,031	$21,260
2020 Notes	59,680	(1,027)	15,640	(14,111)	237	3,117	—	63,536
2021 Notes	23,841	(214)	2,437	(21,224)	31	2,488	2,197	9,556

Total	$100,841	$(4,695)	$22,716	$(36,321)	$1,130	$6,453	$4,228	$94,352

The holder of $4,000 of Convertible Notes issued in 2019 entered into an agreement with a revocable trust (the “Trust”), the trustee of which is the Company’s Chief Executive Officer. The Trust agreed to purchase the 2019 Convertible Notes from the holder on its one-year
anniversary for $4,000 in cash and $4,000 worth of shares of the Company’s capital stock held by the Trust, for a total value of $8,000. The Company reflected the Trust’s obligation to issue the $4,000 worth of shares of capital stock to the holder as a capital contribution in 2019 with an offsetting charge to interest expense. On March 1, 2021 (the “Effective Date”), the parties entered into an agreement providing for the Company to issue 652,237 shares of Series F Preferred Stock valued at $4,363 in exchange for the termination of the Trust’s obligation and amendment of the $4,000 Convertible Notes (the “Letter Agreement”). The Letter Agreement provided for, among other things, a reduced interest rate from 15% to 1% and waiving all accrued interest through the Effective Date. The Letter Agreement was accounted for as a debt modification with (i) $4,000 related to termination of the Trust’s obligation being recognized as a capital distribution with an offsetting debt premium, (ii) writing off $1,056 of accrued interest that was forgiven, and (iii) recording deferred financing fees of $3,307 reflecting the net balance of the Series F Preferred Stock and the forgiven interest. The deferred financing fee was amortized as additional interest expense over the term of the note using the effective interest method.

Concurrent with the Closing, certain convertible noteholders elected to convert their holdings of $120,599, representing principal and accrued PIK interest, into 15,386,379 common shares of Old FiscalNote which were then exchanged for 18,263,755 shares of Class A Common Stock of New FiscalNote based on the Exchange Ratio. The Company recognized additional interest expense of $32,100 related to the derecognition of the unamortized contingent BCF that was recorded on the issuance date and re-evaluated
upon redemption of certain of the convertible notes. As certain of the convertible notes were treated as redemptions for accounting purposes as the holder converted pursuant to the variable-share conversion option, the Company recognized an aggregate loss of $2,070 due to early extinguishment of those redeemed convertible notes during the year ended December 31, 2022. Convertible notes representing a net carrying value of $11,197 (consisting of a principal balance of $8,132, $4,087 of PIK Interest, and $1,022 of unamortized debt discount) remain outstanding at December 31, 2022.
The Company incurred total interest expense related to the Convertible Notes, including the amortization of the various discounts, of $39,219 and $19,913 for the years ended December 31, 2022 and 2021, respectively.
d)    PPP loan
On April 13, 2020, the Company received funding in the principal amount of $8,000 under the CARES Act. Interest accrues at 1%. On February 14, 2022, the SBA forgave $7,667 of the PPP Loan with the remaining balance of $333 to be repaid over five years. The Company recognized the forgiveness of the PPP Loan as a gain on debt extinguishment on the consolidated statements of operations and comprehensive loss. As of December 31, 2022, the Company recorded $68 of the remaining PPP Loan as short-term debt and $183 as long-term
debt on the consolidated balance sheets.
e)    Senior Capital Term Loan Refinancing
In October 2020, FiscalNote, Inc., CQ Roll Call, VoterVoice, and Sandhill (all wholly-owned subsidiaries of FiscalNote Holdings, Inc. and collectively the “Borrower”), FiscalNote Holdings, Inc. and FiscalNote Holdings II, Inc. (collectively the “Guarantors”), Midcap Financial and Apollo (“Apollo”), Runway Growth Credit Fund Inc. as Agent (“Agent” or “Runway”), Arrowroot Capital IV, L.P. (“Arrowroot”), Corbel Capital Partners SBIC, L.P. (“Corbel”) and CFIC Partners II, LLC (“CFIC”) (collectively the “Old FiscalNote Lenders”) entered into various agreements ultimately providing for the Company to refinance its then existing long-term debt agreement. The transactions are collectively referred to as the “Old FiscalNote Refinancing” and the amended debt as the “Old FiscalNote Senior Term Loan.”
Pursuant to the terms of the New Senior Term Loan and concurrently with the Closing, the Company was required to repay the full outstanding balance of the Old FiscalNote Senior Term Loan of $136,713. In connection with the repayment, the Company incurred a prepayment fee of $1,500, legal costs associated with the repayment of $31 and wrote off loan origination fees of $1,000. This resulted in an aggregate loss of $685 due to early extinguishment of the Old FiscalNote Senior Term Loan during the year ended December 31, 2022.
The Old FiscalNote Senior Term Loan consisted of the First Out Term Loan and the Last Out Term Loan. Each of these loans had differing terms and conditions as outlined below.
First Out Term Loan
On September 30, 2021, the Company entered into Amendment No. 9 to the Old FiscalNote Senior Term Loan (“Amendment No. 9”). As a result of Amendment No. 9, certain of the Company’s financial covenants were updated to reflect the impact of recent acquisitions, the Company’s recently acquired domestic subsidiaries were joined as subsidiary guarantors of the facility, and certain restrictive covenants were modified in light of the Company’s current operations, among other matters. The Company also increased its principal balance of the Old FiscalNote Senior Term Loan with the First Out Lender by $10,000 and received loan proceeds of $9,555 net of origination fee and reimbursement of certain transaction expenses of $445. The Company incurred $75 of additional fees, totaling $520, which were expensed during the third quarter of 2021. In addition, on September 30, 2021, the Company entered into Amendment No. 2 to the Subordinated Promissory Note with GPO FN Noteholder LLC, which effected corresponding modifications to the financial and restrictive covenants thereunder. The Company accounted for Amendment No. 9 as a debt modification where the increased principal was recorded as an increase to the loan carrying value and all incurred fees were considered third-party fees and expensed as incurred.
On March 25, 2022 the Company entered into Amendment No. 11 to the Old FiscalNote Senior Term Loan (“Amendment No. 11”). As a result of Amendment No. 11, certain of the Company’s financial covenants were updated to reflect the Company’s 2022 budget, FrontierView joined as a subsidiary guarantor of the facility, and certain restrictive covenants were modified in light of the Company’s current operations, among other matters. The Company also increased its principal balance of the Old FiscalNote Senior Term Loan by $20,000 less an origination fee and reimbursement of certain transaction expenses totaling $522 ($403 of which were expensed during the three months ended March 31, 2022 with the remaining $119 capitalized as debt issuance costs). Accordingly, pursuant to Amendment No. 11, the Company received net proceeds of $19,478. In addition, on March 25, 2022 the Company entered into Amendment No. 3 to the Subordinated Promissory Note with GPO FN Noteholder LLC, which effected corresponding modifications to the financial and restrictive covenants thereunder. As part of Amendment No. 11, the Company issued the Last Out Lenders warrants to purchase common stock of the Company that have been accounted for as additional deferred financing costs and recorded as a liability. The grant date fair value of the warrants issued to the Last Out Lenders was $436. The Company accounted for Amendment No. 11 as a debt modification where the increased principal was recorded as an increase to the loan carrying value and third-party fees expensed as incurred.
The Company was required to pay the First Out Lender monthly cash interest on the First Out Term Loan.
The First Out Term Loan contained a contingent default interest provision and a variable interest credit basis swap that were required to be bifurcated and treated as embedded derivative liabilities. An evaluation of the embedded features led to the conclusion that any associated value was immaterial and required no initial amount to be recorded.
A warrant to purchase 231,076 shares of common stock (the “First Out Lender Warrant”) was issued to the First Out Lender. The First Out Lender Warrant was issued as an additional fee in connection with the Old FiscalNote Refinancing. The Company has classified the First Out Lender Warrant as equity and it has been recorded at its initial fair value, with an offset to deferred financing costs, in the amount of $562. In connection with the Closing, the First Out Lender exercised its First Out Lender Warrant and at December 31, 2022 there are no outstanding First Out Lender Warrants.
Last Out Term Loans
The Company was required to pay the Last Out Lenders
Payment-in-Kind
(“PIK”) interest at 13%, accrued monthly, as well as PIK fees of 12% per annum. The Company was also required to pay an exit fee of $1,500 at the earlier of the maturity date or repayment of the outstanding amount.
The Last Out Term Loans contained a $193 original issue discount. This discount was recorded at issuance against the loan principal and was subsequently amortized as additional interest expense using the effective interest method over the term of the Last Out Term Loans.
The Last Out Term Loan contained a lender default put and contingent default interest that are required to be bifurcated and treated as embedded derivative liabilities. An evaluation of the embedded features led to the conclusion that any associated value was immaterial and required no initial amount to be recorded.

The Last Out Lenders purchased Series F Preferred Stock from Apollo concurrently with the purchase of the outstanding loans as part of the Old FiscalNote Refinancing. The preferred stock was accounted for as temporary equity at its redemption value up until the Closing Date. On the Closing Date, all of the Series F Preferred Stock was converted into Class A Common Stock of New FiscalNote pursuant to the terms of the Business Combination Agreement.
Warrants to purchase a total of 118,700 shares of common stock (the “Last Out Lender Warrants”) were issued to the three Last Out Lenders, Arrowroot, CFIC, and Corbel as an additional fee in connection with the Refinancing under Amendment No. 11. The Company has classified the Last Out Lender Warrants as a liability and recorded them at their initial fair values, with offsetting deferred financing costs, in the aggregated amount of $436. The Last Out Lender Warrants remained outstanding subsequent to the Closing of the Business Combination.
f)    Senior Secured Subordinated Promissory Note
The Economist Group (“TEG”) Seller Note & Equity Sale
On December 29, 2020, (the “TEG” Closing Date), TEG, the Company, FN SPV Holdings Pty Ltd (“SPV”) and GPO FN Noteholder LLC (“GPO”) entered into various agreements (the “TEG Transactions”) to effect TEG’s divestiture of its investment in, and amounts due from, the Company.
On the TEG Closing Date, SPV purchased 11,139,995 shares of Series E Preferred Stock (“Series E PS”) from TEG for $23,040. In consideration for facilitating the transaction, the Company received a right to 5% of any gains realized by SPV upon liquidation of their Series E PS. GPO purchased the Original TEG Seller Note from TEG with a balance of $78,427 (the “New GPO Note”), which included the principal and accrued paid-in-kind
interest of $48,960.
The Company did not receive any payment as a result of the TEG Transactions. The New GPO Note also amended and restated the Original TEG Seller Note to provide for, among other things, the addition of various conversion options. The New GPO Note continued to bear PIK interest at 12.577%.
The New GPO Note was convertible into common shares upon certain specified circumstances (the “Conversion Shares”). First, if a Qualifying IPO occurs prior to the payment in full of the New GPO Note, the Company shall have the right to require conversion of the total outstanding amount then due on the New GPO Note so long as GPO receives at the time of the Qualifying IPO at least $50,000 in cash in exchange for such Conversion Shares or prepayment of an amount of the New GPO Note, in each case representing an amount equal to the equivalent value of selling $50,000 of Conversion Shares in the Qualifying IPO. Second, GPO had the optional right immediately prior to or at any time subsequent to a Nonqualifying IPO to convert the outstanding principal amount of the New GPO Note into Conversion Shares at a certain conversion price. Third, GPO had the optional right, during the
90-day
period prior to the maturity date of the New GPO Note, to convert the outstanding amount of the New GPO Note into Conversion Shares at a certain conversion price. Fourth, GPO had the optional right, immediately prior to a liquidation or reorganization event, or a change of control, to convert the outstanding amount of the New GPO Note into Conversion Shares at a certain conversion price. Certain of the Company’s directors are affiliated with SPV, GPO, and Urgent. See Note 18, Commitments and Contingencies for additional information about legal proceedings with GPO.
Promissory Note
The embedded conversion option (“ECO”) in the New GPO Note contained both fixed and variable share settlement conditions. The conditions requiring settlement in fixed shares were evaluated as a conversion feature while those settleable in a variable number of shares were evaluated as a redemption feature.

The New GPO Note contained a BCF initially valued at $34,078 ($33,228 net of taxes). This was recorded as a credit to additional paid-in
capital and resulted in a debt discount to be amortized as additional interest expense over the term of the New GPO Note.
The redemption feature was required to be bifurcated as an embedded derivative liability. The redemption feature was initially recorded at its fair value of $19,607. This resulted in a debt discount to be amortized as additional interest expense over the term of the New GPO Note. The derivative liability was revalued at each reporting period with changes being recorded as a non-operating
gain or loss in the consolidated statements of operations and comprehensive loss.
Pursuant to the terms of the New GPO Note and concurrent with the Closing, the Company repaid $50,000 of cash towards the outstanding balance due to the holder of the New GPO Note. The remaining principal and accrued interest balance of $45,900 was satisfied through the issuance of 6,555,791 common shares in Old FiscalNote which were then converted into 7,781,723 shares of Class A Common Stock of New FiscalNote based on the Exchange Ratio. In connection with the settlement of the New GPO Note, the Company wrote off unamortized debt discount of $29,554 and recognized an aggregate loss of $29,554 due to early extinguishment of the New GPO Note during the year ended December 31, 2022, as a result of the unpaid balance converting into shares pursuant to the variable-share conversion option. The loss on the early extinguishment of the new GPO note was recorded as a non-operating
loss in Loss on debt extinguishment, net in the consolidated statements of operations and comprehensive loss.
Series E Preferred Shares
The SPV purchase of outstanding Series E PS from TEG was a transaction between Company shareholders and as such there was no financial statement adjustment required. There was a contingent arrangement fee which did not require an adjustment to the consolidated financial statements until such time as the occurrence was deemed probable and estimable. In accordance with the terms of the Series E PS, the Company received 250,000 shares of Old FiscalNote common stock that was retired in conjunction with the conversion of the Series E PS into Class A common stock of New FiscalNote pursuant to the terms of the Business Combination agreement on the Closing Date of the Transaction.
g)    8090 FV Subordinated Promissory Note
On December 29, 2021 the Company entered into a subordinated promissory note for $10,000 with 8090 FV LLC (the “8090 Note”) that would also allow the Company to increase the subordinated promissory notes by $8,000 on the same terms and conditions. The 8090 Note earned PIK interest of 12.5% beginning on March 1, 2022. The 8090 Note was subject to an exit fee in the same amount of accrued PIK interest. The exit fee together with unpaid principal and PIK interest was collectively “the Payoff Amount”. The 8090 Note was to mature on the earlier of (i) a Deemed Liquidation Event or (ii) September 30, 2024. Upon maturity the 8090 FV LLC was to receive the greater of (i) the Payoff Amount or (ii) the mandatory buyback amount which is equal to the sum of (y) 150% of the original principal amount and (z) the amount of interest accrued. The Company incurred transaction expenses of $192 which were recorded as deferred financing costs to be amortized as additional interest expense using the effective interest method over the term of the 8090 FN Note. The Company started accruing for the ongoing interest and exit fee as interest expense each period on March 1, 2022 and recorded monthly interest expense to accrete for the final payment fee of $5,000 beginning on January 1, 2022. The Company recorded the second tranche commitment fee of $186 as an operating expense during the year ended December 31, 2022.
The Company concluded that the mandatory repayment upon an event of default and the mandatory buyback events required bifurcation as embedded derivative liabilities (put rights) and was accounted for as a single combined derivative liability recorded at fair value. The embedded derivative liabilities were initially valued at $2,400 as of December 31, 2021. At December 31, 2021, the Company recorded the derivative liabilities of $2,400 as a debt discount to be amortized as additional interest expense over the expected term using the effective interest method. The liability was marked-to-market
each balance sheets period with the change being recorded as a non-operating
gain or loss in the consolidated statements of operations and comprehensive loss.
Pursuant to the terms of the New Senior Term Loan and concurrent with the Closing, the Company was required to repay the full outstanding balance of the 8090 Note of $16,256 (including $186 of accrued and unpaid interest on the amount of additional borrowings up to $8,000 the Company was entitled to). In connection with the repayment, the Company recognized an aggregate gain of $3,115 due to early extinguishment of the 8090 Note during the year ended December 31, 2022. The gain on the early extinguishment of the 8090 Note was recorded as a non-operating
gain in Loss on debt extinguishment, net in the consolidated statements of operations and comprehensive loss.
The Company recorded interest expense of $8,113 during the year ended December 31, 2022, respectively.
h)    FrontierView Convertible Notes
Concurrent with, and in order to finance the acquisition of FrontierView on November 19, 2021, the Company entered into a $15,000 convertible note with XC
FiscalNote-B,
LLC and a $3,000 convertible note with Skyone Capital Pty Limited, (collectively the “FrontierView Convertible Notes”). Keith Nilsson, a director of FiscalNote, is managing director of XC
FiscalNote-B,
LLC and Conrad Yiu, a director of FiscalNote, is director of Skyone Capital Pty Limited, respectively. Both lenders in the transaction are existing members of the board of directors of the Company as well as equity investors in the Company. Accordingly, the Company has presented the FrontierView Convertible Notes as a related party balance on the consolidated balance sheets at December 31, 2021. The FrontierView Convertible Notes were subordinate to the Old FiscalNote Senior Term Loan and the New GPO Note, accrued no interest, did not provide for voluntary prepayment, were to mature at $27,000 in the event the conversion events had not occurred by September 30, 2024, and provided for automatic conversion as defined within the agreement at $27,000. The Company did not incur third party expenses related to the issuance of the FrontierView Convertible Notes.
The FrontierView Convertible Notes contained embedded features including automatic conversion upon a conversion event (both fixed and variable), optional conversion upon a change of control (both fixed and variable), optional redemption feature upon a change of control and redemption features upon an event of default. The conditions requiring settlement in fixed shares are evaluated as conversion features while those settleable in a variable number of shares are evaluated as redemption features.
The Company determined that the embedded conversion options were not clearly and closely related to the debt host. As the Company was a private company and its shares were not tradable, the shares would not be readily convertible to cash. Consequently, the embedded conversion options did not meet the net settlement criteria and thus, they did not meet the definition of a derivative. Upon settlement of the FrontierView Convertible Notes, the Company determined there was no contingent beneficial conversion features.
The Company determined that the embedded redemption features were not clearly and closely related to the debt host and were required to be bifurcated from the debt host, and therefore were combined and accounted as a single embedded derivative liability. The Company determined that the fair value of the redemption features approximated zero and therefore did not assign any value to the embedded redemption features as of December 31, 2021.
Pursuant to the terms of the FrontierView Convertible Note and concurrently with the Closing, in exchange for $27,000 of the amount due upon automatic conversion, the holders of the FrontierView Convertible Note received 2,274,642 common shares in Old FiscalNote which were then converted into 2,700,000 shares of Class A Common Stock of New FiscalNote based on the Exchange Ratio. In connection with the repayment, the

Company recognized an aggregate loss of $7,138 due to early extinguishment of the FrontierView Convertible Notes, as a result of the balance converting into shares pursuant to the variable-share conversion option. The loss on the early extinguishment of the FrontierView Convertible Notes was recorded as a non-operating
loss in the Loss on debt extinguishment, net in the consolidated statements of operations and comprehensive loss.
During the year ended December 31, 2022, the Company recorded $1,567 of interest expense to accrete for the final payment fee of $9,000 at a computed annual effective interest rate of 15.2%, respectively.
i)    2021 Seller Convertible Notes and Term Loans
During the year ended December 31, 2021, the Company issued notes to certain sellers in conjunction with the 2021 Acquisitions (the “2021 Seller Notes”):
Fireside21
On April 30, 2021, the Company issued the Fireside sellers: (i) $7,350 of subordinated, unsecured promissory notes (the “Fireside Promissory Notes”) and (ii) $2,911 of convertible subordinated promissory notes (the “Fireside Convertible Notes”).
The Fireside Promissory Notes (i) provided for interest at the applicable federal rate (“AFR”)
(
0.89% at issuance), (ii) provided for maturity on the earlier of May 31, 2024 or upon an event of default, (iii) provided for no payments until maturity, (iv) allowed the Company to prepay in whole or in part from time to time, and (v) were subordinate to the Company’s Senior Term Loan and New GPO Note. The Company did not incur a material amount of issuance costs with respect to the Fireside Promissory Notes. The Fireside Promissory Notes were recorded at their issuance fair value of $4,971 with a debt discount of $2,379 to be amortized as additional interest expense over the term.
The Fireside Convertible Notes (i) provided for interest at the AFR
(
0.89% at issuance), (ii) provided for automatic conversion into 1,007,247 shares of Company common stock on the earlier of May 31, 2024 or a conversion event, (iii) provided for no payments until maturity, and (v) were subordinate to the Company’s Senior Term Loan and New GPO Note. Conversion events included closing of a firm commitment public offering or a change in control event. The Company did not incur a material amount of issuance costs with respect to the Fireside Convertible Notes. The Company recorded the Fireside Convertible Notes at its principal amount of $2,911 and recorded the debt premium of $2,350 as an increase to additional paid-in
capital.
Pursuant to the terms of the Fireside Promissory Notes and concurrently with the Closing, the Company was required to repay the full outstanding balance of the Fireside Promissory Notes of $7,432 (including $82 of accrued and unpaid interest). In connection with the repayment, the Company recognized an aggregate loss of $1,422 due to early extinguishment of the Fireside Promissory Notes during the year ended December 31, 2022. The loss on the early extinguishment of the Fireside Promissory Notes was recorded as a non-operating
loss in Loss on debt extinguishment, net in the consolidated statements of operations and comprehensive loss.
Pursuant to the terms of the Fireside Convertible Notes and concurrently with the Closing, in exchange for $2,943 of the outstanding principal and accrued interest of the Fireside Convertible Notes, the holders received 848,564 common shares in Old FiscalNote which were then converted into 1,007,246 shares of Class A Common Stock of New FiscalNote based on the Exchange Ratio. No gain or loss on the settlement of the Fireside Convertible Notes was recognized as the Fireside Convertible Notes converted pursuant to their original conversion features.
The Company incurred total interest expense related to the Fireside Promissory Notes and the Fireside Convertible Notes, of $501 and $570 for the years ended December 31, 2022 and 2021, respectively.

Timebase
On May 7, 2021, the Company issued the Timebase sellers AUD 2,800 (USD equivalent of $2,185 on the date of issuance) of subordinated, convertible promissory notes (the “Timebase Convertible Notes”).
The Timebase Convertible Notes (i) provided for PIK interest of 4%, (ii) provided for maturity on the earlier of July 31, 2024 or an event of default, (iii) provided for automatic conversion upon a conversion event, (iv) provided for no payments until maturity, and (v) were subordinate to the Company’s Senior Term Loan and New GPO Note. Conversion events included closing of a firm commitment public offering or a change in control event. Upon a conversion event, the Timebase Convertible Notes were to convert into the same class and series of shares issued in the conversion event at the midpoint of the price range anticipated in such event. The Company did not incur a material amount of issuance costs with respect to the Timebase Convertible Notes. The Timebase Convertible Notes were recorded at their issuance fair value of $2,078 with a debt discount of $107 to be amortized as additional interest expense over the term.
Pursuant to the terms of the Timebase Convertible Notes and concurrently with the Closing, in exchange for $2,036 of the outstanding principal and accrued interest of the Timebase Convertible Notes, the holders received 173,120 common shares in Old FiscalNote which were then converted into 205,495 shares of Class A Common Stock of New FiscalNote based on the Exchange Ratio. The settlement of the Timebase Convertible Notes was treated as a redemption for accounting purposes, as a result of the balance converting into shares pursuant to the variable-share conversion option; accordingly, the Company recognized an aggregate gain of $162 due to early extinguishment of those redeemed convertible notes during the year ended December 31, 2022. The gain on the early extinguishment of the Timebase Convertible Notes was recorded as a non-operating
gain in Loss on debt extinguishment, net in the consolidated statements of operations and comprehensive loss.
The Company incurred total interest expense related to the Timebase Convertible Notes of $65 and $73 for the years ended December 31, 2022 and 2021, respectively.
Board.org
On June 3, 2021 the Company issued the Board.org sellers $4,300 of subordinated, convertible promissory notes (the “Board.org Convertible Notes”).
The Board.org Convertible Notes (i) provided for interest at the AFR
(1.02
% at issuance), (ii) provided for automatic conversion upon the earlier of May 31, 2024, an event of default and a conversion event, (iii) provided for no payments until maturity, and (iv) were subordinate to the Company’s Senior Term Loan and New GPO Note. Conversion events included closing of a firm commitment public offering or a change in control event. Upon conversion, the Board.org Convertible Notes provided for conversion into shares of the Company’s common stock at a conversion price of $4.30. The Company did not incur a material amount of issuance costs with respect to the Board.org Convertible Notes. The Company recorded the Board.org Convertible Notes at its principal amount of $4,300 and recorded the debt premium of $4,828 as an increase to additional paid-in
capital.
Pursuant to the terms of the Board.org Convertible Notes and concurrently with the Closing, in exchange for $4,348 of the outstanding principal and accrued interest of the Board.org Convertible Notes, the holders received 1,011,749 common shares in Old FiscalNote which were then converted into 1,200,948 shares of Class A Common Stock of New FiscalNote based on the Exchange Ratio. The settlement of the Board.org Convertible Notes was treated as a redemption for accounting purposes, as a result of the balance converting into shares pursuant to the variable-share conversion option; accordingly, the Company recognized an aggregate loss of $7,658 due to early extinguishment of those redeemed convertible notes during the year ended December 31, 2022. The loss on the early extinguishment of the Board.org Convertible Notes was recorded as a non-operating
loss in the Loss on debt extinguishment, net in the consolidated statements of operations and comprehensive loss.

The Company incurred total interest expense related to the Board.org Convertible Notes of $26 and $25 for the years ended December 31, 2022 and 2021, respectively.
Total Debt
The following table summarizes the total estimated fair value of the Company’s debt as of December 31, 2022 and December 31, 2021, respectively.

	December 31, 2022	December 31, 2021
New Senior Term Loan	$165,540	$—
Convertible notes	16,942	198,179
First out term loan	—	56,960
Last out term loan	—	47,358
Senior secured subordinated promissory note	—	73,274
8090 FV Subordinated Promissory Note	—	14,597
Convertible notes — related parties	—	25,510
2021 seller convertible notes	—	23,648

Total	$182,482	$439,526

These fair values are deemed Level 3 liabilities within the fair value measurement framework.
Maturities of debt during the years subsequent to December 31, 2022 are as follows:

2023	$68
2024	68
2025	27,912
2026	37,546
2027	98,697

Total	$164,291